CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - Cash and cash equivalent and restricted cash denominated in foreign currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	¥ 19,259,933	¥ 21,084,607
RMB
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	17,843,469	19,498,843
USD
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	1,378,559	1,566,024
HKD
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	12,517	11,562
EUR
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	1,989	1,957
Others
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	¥ 23,399	¥ 6,221